Employee benefits - Amount Included in the Statement of Financial Position Arising from the Company's Obligations (Details) - EUR (€) € in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Present value of defined benefit obligation
Disclosure of defined benefit plans [line items]
Defined benefit obligation, at present value	€ 239.7	€ 352.6
Present value of defined benefit obligation | Defined benefit retirement plans
Disclosure of defined benefit plans [line items]
Defined benefit obligation, at present value	233.3	341.5
Present value of defined benefit obligation | Post-employment medical benefits and other benefits
Disclosure of defined benefit plans [line items]
Defined benefit obligation, at present value	6.4	11.1
Present value of defined benefit obligation | Unfunded Plan
Disclosure of defined benefit plans [line items]
Defined benefit obligation, at present value	60.4	88.6
Present value of defined benefit obligation | Unfunded Plan | Defined benefit retirement plans
Disclosure of defined benefit plans [line items]
Defined benefit obligation, at present value	54.0	77.5
Present value of defined benefit obligation | Unfunded Plan | Post-employment medical benefits and other benefits
Disclosure of defined benefit plans [line items]
Defined benefit obligation, at present value	6.4	11.1
Present value of defined benefit obligation | Funded Plan
Disclosure of defined benefit plans [line items]
Defined benefit obligation, at present value	179.3	264.0
Present value of defined benefit obligation | Funded Plan | Defined benefit retirement plans
Disclosure of defined benefit plans [line items]
Defined benefit obligation, at present value	179.3	264.0
Present value of defined benefit obligation | Funded Plan | Post-employment medical benefits and other benefits
Disclosure of defined benefit plans [line items]
Defined benefit obligation, at present value	0.0	0.0
Plan assets
Disclosure of defined benefit plans [line items]
Plan assets, at fair value	(107.6)	(108.4)
Plan assets | Defined benefit retirement plans
Disclosure of defined benefit plans [line items]
Plan assets, at fair value	(107.6)	(108.4)
Plan assets | Post-employment medical benefits and other benefits
Disclosure of defined benefit plans [line items]
Plan assets, at fair value	0.0	0.0
Plan assets, at fair value	107.6	108.4
Net defined benefit liability (asset)	132.1	244.2	€ 276.2
Defined benefit retirement plans
Disclosure of defined benefit plans [line items]
Net defined benefit liability (asset)	125.7	233.1	€ 267.2
Post-employment medical benefits and other benefits
Disclosure of defined benefit plans [line items]
Net defined benefit liability (asset)	€ 6.4	€ 11.1